Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Principal repayments of lease liabilities	$ 18,905	$ 8,578	$ 2,298
Land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	50 years
Minimum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Minimum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Maximum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	15 years
Maximum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	6 years